EVENTIDE

Schedules of Investments	September 30, 2023

Eventide Core Bond Fund

Eventide Dividend Opportunities Fund

Eventide Exponential Technologies Fund

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Large Cap Focus Fund

Eventide Limited-Term Bond Fund

Eventide Multi-Asset Income Fund

Eventide Asset Management, LLC

One International Place, Suite 4210

Boston, MA 02110

1-877-771-3836

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.8%
	AUTO LOAN — 3.0%
1,375,000	CarMax Auto Owner Trust Series 2020-4 C	1.3000	08/17/26	$1,292,717
1,000,000	CarMax Auto Owner Trust Series 2021-2 C	1.3400	02/16/27	920,543
				2,213,260
	OTHER ABS — 1.8%
1,350,000	PFS Financing Corporation Series 2020-G A1	0.9700	02/15/26	1,325,365

	TOTAL ASSET BACKED SECURITIES (Cost $3,735,532)			3,538,625

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.0%
	AUTOMOTIVE — 0.6%
500,000	Dana, Inc.		4.2500	09/01/30	401,900

	BANKING — 3.7%
1,575,000	Bank of America Corporation Series N2	TSFR3M + 1.132%	2.4560	10/22/25	1,513,145
1,200,000	National Bank of Canada[2]	H15T1Y + 0.400%	0.5500	11/15/24	1,191,153
					2,704,298
	COMMERCIAL SUPPORT SERVICES — 1.1%
1,000,000	Waste Management, Inc.		4.1500	07/15/49	796,874

	ELEC & GAS MARKETING & TRADING — 0.7%
700,000	Consolidated Edison Company of New York, Inc.		3.9500	04/01/50	517,744

	ELECTRIC UTILITIES — 14.2%
1,125,000	Ameren Illinois Company		5.9000	12/01/52	1,124,810
500,000	CenterPoint Energy, Inc.[2]	SOFRRATE + 0.650%	5.9720	05/13/24	499,953
1,425,000	DTE Electric Company		3.9500	03/01/49	1,060,702
1,250,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,061,131
650,000	Interstate Power and Light Company		3.5000	09/30/49	424,876
1,325,000	MidAmerican Energy Company		4.2500	07/15/49	1,036,711
1,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	1,027,000
675,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	630,508
500,000	NextEra Energy Capital Holdings, Inc.[2]	US0003M + 2.409%	4.8000	12/01/77	434,366
E V E N T I D E	2

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.0% (Continued)
	ELECTRIC UTILITIES — 14.2% (Continued)
1,825,000	Northern States Power Company		2.9000	03/01/50	$1,119,820
1,450,000	Public Service Company of Oklahoma		3.1500	08/15/51	878,037
1,750,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,024,907
					10,322,821
	ELECTRICAL EQUIPMENT — 1.3%
1,000,000	Roper Technologies, Inc.		4.2000	09/15/28	941,293

	ENGINEERING & CONSTRUCTION — 3.5%
600,000	Installed Building Products, Inc.[1]		5.7500	02/01/28	553,042
1,000,000	MasTec, Inc.[1]		4.5000	08/15/28	900,296
1,400,000	Quanta Services, Inc.		2.9000	10/01/30	1,142,572
					2,595,910
	INSTITUTIONAL FINANCIAL SERVICES — 3.7%
1,625,000	Morgan Stanley[2]	SOFRRATE + 0.745%	0.8640	10/21/25	1,531,682
1,825,000	Nasdaq, Inc.		3.2500	04/28/50	1,140,154
					2,671,836
	INSURANCE — 2.6%
1,000,000	Aflac, Inc.		1.1250	03/15/26	897,415
1,125,000	Pacific Life Global Funding II1		1.3750	04/14/26	1,008,068
					1,905,483
	MACHINERY — 2.0%
650,000	Mueller Water Products, Inc.[1]		4.0000	06/15/29	566,791
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	862,409
					1,429,200
	OIL & GAS PRODUCERS — 2.6%
1,000,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	907,431
1,150,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,021,658
					1,929,089
	REAL ESTATE INVESTMENT TRUSTS — 5.3%
750,000	Alexandria Real Estate Equities, Inc.		4.7500	04/15/35	660,410
500,000	AvalonBay Communities, Inc.		2.0500	01/15/32	388,131
1,200,000	Equinix, Inc.		3.9000	04/15/32	1,026,638
700,000	HAT Holdings I, LLC/HAT Holdings II, LLC[1]		3.3750	06/15/26	622,936
E V E N T I D E	3

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 5.3% (Continued)
1,180,000	Public Storage[2]	SOFRRATE + 0.470%	5.7750	04/23/24	$1,179,591
					3,877,706
	RETAIL - DISCRETIONARY — 0.7%
600,000	AutoZone, Inc.		4.7500	02/01/33	546,272

	SEMICONDUCTORS — 2.1%
500,000	NVIDIA Corporation		3.5000	04/01/50	364,355
1,000,000	NXP BV/NXP Funding, LLC/NXP USA, Inc.		2.5000	05/11/31	781,554
500,000	Synaptics, Inc.[1]		4.0000	06/15/29	412,975
					1,558,884
	SOFTWARE — 1.2%
1,000,000	Workday, Inc.		3.8000	04/01/32	857,990

	TECHNOLOGY SERVICES — 1.0%
750,000	Verisk Analytics, Inc.		5.7500	04/01/33	746,936

	WHOLESALE - CONSUMER STAPLES — 1.7%
1,475,000	Sysco Corporation		2.4000	02/15/30	1,216,135

	TOTAL CORPORATE BONDS (Cost $41,309,017)				35,020,371

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.5%
	COMBINED UTILITIES — 1.4%
1,000,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,015,779

	MISCELLANEOUS TAX — 1.2%
900,000	Commonwealth of Massachusetts	3.6390	07/15/24	887,341

	MULTI-FAMILY HOUSING — 1.1%
250,000	Maine State Housing Authority	0.4000	11/15/24	239,300
500,000	New York City Housing Development Corporation	0.6500	11/01/25	463,214
100,000	New York State Housing Finance Agency	0.7000	11/01/25	92,741
				$795,255
E V E N T I D E	4

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.5% (Continued)
	SINGLE-FAMILY HOUSING — 1.1%
414,692	Minnesota Housing Finance Agency	1.5800	02/01/51	319,563
480,000	Texas Department of Housing & Community Affairs	0.5000	07/01/24	466,381
				785,944
	STATE — 1.3%
1,250,000	State of Oregon	2.3370	11/01/33	966,706

	WATER AND SEWER — 1.4%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,018,035

	TOTAL MUNICIPAL BONDS (Cost $6,546,551)			5,469,060

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.1%
	AGENCY FIXED RATE — 24.7%
868,570	Fannie Mae Pool BO9355	3.0000	03/01/50	725,988
873,004	Fannie Mae Pool BP5878	2.5000	06/01/50	699,820
740,615	Fannie Mae Pool FM4720	3.0000	10/01/50	619,036
1,107,668	Fannie Mae Pool CA8256	2.5000	12/01/50	883,524
692,261	Fannie Mae Pool MA4307	3.0000	04/01/51	576,293
1,661,655	Fannie Mae Pool MA4379	2.5000	07/01/51	1,327,779
1,701,121	Fannie Mae Pool MA4625	3.5000	06/01/52	1,467,104
936,366	Fannie Mae Pool MA4655	4.0000	07/01/52	836,048
1,081,019	Fannie Mae Pool MA4700	4.0000	08/01/52	964,751
1,256,649	Fannie Mae Pool MA4916	4.0000	02/01/53	1,121,514
1,010,756	Freddie Mac Pool SD8090	2.0000	09/01/50	775,446
894,782	Freddie Mac Pool SD8128	2.0000	02/01/51	685,231
1,050,663	Freddie Mac Pool RA5696	2.5000	08/01/51	838,170
1,605,916	Freddie Mac Pool SD8206	3.0000	04/01/52	1,332,235
1,644,806	Freddie Mac Pool RA7587	3.5000	06/01/52	1,418,664
1,504,585	Freddie Mac Pool SD8238	4.5000	08/01/52	1,383,900
1,529,130	Freddie Mac Pool SD8288	5.0000	01/01/53	1,445,490
E V E N T I D E	5

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.1% (Continued)
	AGENCY FIXED RATE — 24.7% (Continued)
980,445	Freddie Mac Pool SD3026	5.0000	06/01/53	$927,723
				18,028,716
	AGENCY MBS OTHER — 1.9%
1,494,977	Fannie Mae Pool MA4805	4.5000	11/01/52	1,374,949

	GOVERNMENT OWNED, NO GUARANTEE — 1.8%
1,200,000	Federal National Mortgage Association	5.6250	07/15/37	1,281,866

	GOVERNMENT SPONSORED — 8.7%
1,000,000	Federal Farm Credit Banks Funding Corporation	4.1250	01/11/29	969,442
1,425,000	Federal Farm Credit Banks Funding Corporation	4.5000	03/09/29	1,400,425
1,100,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	1,019,136
1,500,000	Federal Farm Credit Banks Funding Corporation	4.3750	03/03/33	1,423,888
1,000,000	Federal Home Loan Mortgage Corporation	5.2000	05/17/24	997,068
600,000	Federal Home Loan Mortgage Corporation	5.2500	12/09/24	596,275
				6,406,234
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $30,020,475)			27,091,765

	TOTAL INVESTMENTS - 97.4% (Cost $81,611,575)			$71,119,821
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%			1,877,432
	NET ASSETS - 100.0%			$72,997,253

LLC	- Limited Liability Company

L.P.	- Limited Partnership

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

US0003M	ICE LIBOR USD 3 Month

1.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is 5,389,473 or 7.4% of net assets.

2.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
E V E N T I D E	6

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.1%
	AUTOMOTIVE - 1.0%
58,419	Aptiv PLC[1]	$5,759,529

	BIOTECH & PHARMA - 2.2%
476,007	Royalty Pharma plc, Class A	12,918,830

	CHEMICALS - 5.3%
683,674	Element Solutions, Inc.	13,406,847
69,679	Sherwin-Williams Company (The)	17,771,629
		31,178,476
	DATA CENTER REIT - 0.9%
7,322	Equinix, Inc.	5,317,676

	DIVERSIFIED INDUSTRIALS - 2.8%
256,166	Pentair PLC	16,586,749

	ELECTRIC UTILITIES - 2.8%
256,358	CMS Energy Corporation	13,615,174
88,130	Vistra Corporation	2,924,153
		16,539,327
	ELECTRICAL EQUIPMENT - 10.3%
611,190	nVent Electric PLC	32,386,957
135,085	Trane Technologies PLC	27,410,097
		59,797,054
	HEALTH CARE FACILITIES & SERVICES - 1.6%
138,000	Encompass Health Corporation	9,268,080

	HOME CONSTRUCTION - 1.9%
102,721	DR Horton, Inc.	11,039,426

	INDUSTRIAL REIT - 2.7%
51,892	EastGroup Properties, Inc.	8,641,575
64,978	Prologis, Inc.	7,291,181
		15,932,756
E V E N T I D E	7

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 3.3%
116,983	Ferguson PLC	$19,240,194

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
117,351	Houlihan Lokey, Inc.	12,570,639

	INSURANCE - 3.1%
81,255	Arthur J Gallagher & Company	18,520,452

	MACHINERY - 1.8%
50,357	IDEX Corporation	10,475,263

	MEDICAL EQUIPMENT & DEVICES - 6.4%
169,280	Bruker Corporation	10,546,144
8,480	Mettler-Toledo International, Inc.[1]	9,396,434
78,869	STERIS plc	17,305,436
		37,248,014
	OIL & GAS PRODUCERS - 12.9%
132,816	Diamondback Energy, Inc.	20,570,542
247,545	EQT Corporation	10,045,376
280,568	Targa Resources Corporation	24,050,289
612,078	Williams Companies, Inc. (The)	20,620,908
		75,287,115
	RESIDENTIAL REIT - 1.0%
91,377	Equity LifeStyle Properties, Inc.	5,821,629

	RETAIL - DISCRETIONARY - 3.9%
17,228	Group 1 Automotive, Inc.	4,629,336
60,920	Lithia Motors, Inc.	17,991,504
		22,620,840
	SEMICONDUCTORS - 4.8%
68,293	Entegris, Inc.	6,413,396
46,978	KLA Corporation	21,546,929
		27,960,325
E V E N T I D E	8

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	SOFTWARE - 11.0%
74,473	Palo Alto Networks, Inc.[1]	$17,459,450
60,043	Roper Technologies, Inc.	29,077,623
38,748	Synopsys, Inc.[1]	17,784,170
		64,321,243
	TECHNOLOGY SERVICES - 8.0%
130,673	CDW Corporation	26,364,585
22,679	MSCI, Inc.	11,636,141
37,875	Verisk Analytics, Inc.	8,947,590
		46,948,316
	TRANSPORTATION & LOGISTICS - 3.4%
49,200	Old Dominion Freight Line, Inc.	20,129,688

	WHOLESALE - CONSUMER STAPLES - 1.2%
105,554	Sysco Corporation	6,971,842

	WHOLESALE - DISCRETIONARY - 2.6%
42,791	Pool Corporation	15,237,875

	TOTAL COMMON STOCKS (Cost $509,063,051)	567,691,338

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.7%
	ASSET MANAGEMENT — 0.7%
2,000,000	Calvert Impact Capital, Inc.[2]	1.0000	11/15/23	2,000,300
2,000,000	Vision Fund International[2,3,4,5]	2.6110	11/30/23	2,000,000
				4,000,300
	TOTAL CORPORATE BONDS (Cost $4,000,000)			4,000,300
E V E N T I D E	9

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%[6]
	MONEY MARKET FUNDS - 0.0% [6]
107,388	Fidelity Government Portfolio, Class I, 5.23% (Cost $107,388)[7]	$107,388

	TOTAL INVESTMENTS - 97.8% (Cost $513,170,439)	$571,799,026
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	12,678,685
	NET ASSETS - 100.0%	$584,477,711

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

1.	Non-income producing security.

2.	Illiquid security. The total fair value of these securities as of September 30, 2023 was $4,000,300, representing 0.7% of net assets.

3.	The value of this security has been determined in good faith under policies of the Board of Trustees.

4.	Private investment.

5.	Restricted security.

6.	Percentage rounds to less than 0.1%.

7.	Rate disclosed is the seven day effective yield as of September 30, 2023.
E V E N T I D E	10

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.6%
	ADVERTISING & MARKETING - 2.5%
35,337	Trade Desk, Inc. (The), Class A1	$2,761,587

	BIOTECH & PHARMA - 3.6%
72,936	TransMedics Group, Inc.[1]	3,993,246

	CONSUMER SERVICES - 3.6%
214,257	Coursera, Inc.[1]	4,004,463

	MEDICAL EQUIPMENT & DEVICES - 1.7%
9,370	Shockwave Medical, Inc.[1]	1,865,567

	RENEWABLE ENERGY - 1.0%
57,833	Shoals Technologies Group, Inc., Class A1	1,055,452

	RETAIL - CONSUMER STAPLES - 2.6%
96,272	HelloFresh S.E.[1]	2,878,288

	SEMICONDUCTORS - 14.0%
27,356	Entegris, Inc.	2,569,002
5,560	KLA Corporation	2,550,150
6,800	Lam Research Corporation	4,262,036
30,323	Lattice Semiconductor Corporation[1]	2,605,655
7,448	Monolithic Power Systems, Inc.	3,440,976
		15,427,819
	SOFTWARE - 58.6%
398,774	Arteris, Inc.[1]	2,596,019
23,841	BILL Holdings, Inc.[1]	2,588,417
1,934	Constellation Software, Inc.	3,990,500
20,003	Crowdstrike Holdings, Inc., Class A1	3,348,102
39,671	Datadog, Inc., Class A1	3,613,631
281,573	Dlocal Ltd./Uruguay[1]	5,397,754
118,500	DoubleVerify Holdings, Inc.[1]	3,312,075
29,343	Five9, Inc.[1]	1,886,755
291,345	Flywire Corporation[1]	9,290,992
E V E N T I D E	11

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares				Fair Value
	COMMON STOCKS — 96.6% (Continued)
	SOFTWARE - 58.6% (Continued)
85,416	Global-e Online Ltd.[1]			$3,394,432
4,361	HubSpot, Inc.[1]			2,147,793
85,983	Intapp, Inc.[1]			2,882,150
18,534	Monday.com Ltd.[1]			2,950,983
7,287	MongoDB, Inc.[1]			2,520,282
26,220	Palo Alto Networks, Inc.[1]			6,147,016
50,029	Sprout Social, Inc., Class A1			2,495,447
12,955	Synopsys, Inc.[1]			5,945,956
				64,508,304
	TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
352,210	Xometry, Inc.[1]			5,980,526

	TECHNOLOGY SERVICES - 3.6%
210,471	Toast, Inc., Class A1			3,942,122

	TOTAL COMMON STOCKS (Cost $88,273,760)			106,417,374

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	ASSET MANAGEMENT — 0.8%
900,000	Calvert Impact Capital, Inc.[2]	1.0000	11/15/23	900,135

	TOTAL CORPORATE BONDS (Cost $900,000)			900,135

Shares				Fair Value
	WARRANT — 0.0%[3]
	SOFTWARE - 0.0% [3]
1,934	Constellation Software, Inc. (Canada)[1,2,4]			—

	TOTAL WARRANT (Cost $–)			—
E V E N T I D E	12

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%[3]
	MONEY MARKET FUNDS - 0.0% [3]
12,039	Fidelity Government Portfolio, Class I, 5.23% (Cost $12,039)[5]	$12,039

	TOTAL INVESTMENTS - 97.4% (Cost $89,185,799)	$107,329,548
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%	2,896,158
	NET ASSETS - 100.0%	$110,225,706

LTD	- Limited Company

1.	Non-income producing security.

2.	Illiquid security. The total fair value of these securities as of September 30, 2023 was $900,135, representing 0.8% of net assets.

3.	Percentage rounds to less than 0.1%.

4.	The value of this security has been determined in good faith under policies of the Board of Trustees.

5.	Rate disclosed is the seven day effective yield as of September 30, 2023.
E V E N T I D E	13

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.2%
	ADVERTISING & MARKETING - 2.2%
968,934	Trade Desk, Inc. (The), Class A1	$75,722,192

	AUTOMOTIVE - 2.0%
719,700	Aptiv PLC[1]	70,955,223

	BIOTECH & PHARMA - 13.3%
191,382	Argenx S.E. - ADR[1]	94,089,133
358,000	Ascendis Pharma A/S - ADR[1]	33,523,120
1,344,376	Collegium Pharmaceutical, Inc.[1]	30,046,804
2,479,111	Guardant Health, Inc.[1]	73,480,849
540,910	Horizon Therapeutics plc[1]	62,577,878
1,400,000	Mirum Pharmaceuticals, Inc.[1]	44,240,000
412,913	Royalty Pharma plc, Class A	11,206,459
130,876	Seagen, Inc.[1]	27,765,343
637,946	TransMedics Group, Inc.[1]	34,927,544
2,877,034	Zentalis Pharmaceuticals, Inc.[1]	57,713,302
		469,570,432
	COMMERCIAL SUPPORT SERVICES - 3.6%
490,000	Rollins, Inc.	18,291,700
804,000	Waste Connections, Inc.	107,977,200
		126,268,900
	CONSUMER SERVICES - 1.8%
3,477,049	Coursera, Inc.[1]	64,986,046

	ELECTRIC UTILITIES - 1.8%
775,019	Brookfield Renewable Corporation	18,553,954
1,236,000	Brookfield Renewable Partners, L.P.	26,870,640
587,995	NextEra Energy Partners, L.P.	17,463,452
		62,888,046
	ELECTRICAL EQUIPMENT - 4.1%
125,900	Novanta, Inc.[1]	18,059,096
613,600	Trane Technologies PLC	124,505,576
		142,564,672
E V E N T I D E	14

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
882,000	Trex Company, Inc.[1]	$54,357,660

	HOME CONSTRUCTION - 1.9%
622,000	DR Horton, Inc.	66,846,340

	MEDICAL EQUIPMENT & DEVICES - 9.4%
1,020,700	Exact Sciences Corporation[1]	69,632,154
222,138	IDEXX Laboratories, Inc.[1]	97,134,283
75,000	Intuitive Surgical, Inc.[1]	21,921,750
98,329	Mettler-Toledo International, Inc.[1]	108,955,415
164,806	Shockwave Medical, Inc.[1]	32,812,875
		330,456,477
	OIL & GAS PRODUCERS - 1.9%
301,000	Cheniere Energy, Inc.	49,953,959
214,336	Targa Resources Corporation	18,372,882
		68,326,841
	REAL ESTATE SERVICES - 0.0%[2]
111,613	Compass, Inc.[1]	323,678

	RENEWABLE ENERGY - 1.2%
2,272,922	Shoals Technologies Group, Inc., Class A1	41,480,827

	RETAIL - CONSUMER STAPLES - 1.2%
1,398,211	HelloFresh S.E.[1]	41,802,946

	RETAIL - DISCRETIONARY - 4.8%
171,076	Lithia Motors, Inc.	50,523,875
421,500	Lowe’s Companies, Inc.	87,604,561
30,033	O’Reilly Automotive, Inc.[1]	27,295,792
		165,424,228
	SEMICONDUCTORS - 6.4%
69,000	ASML Holding N.V.	40,617,540
397,941	Entegris, Inc.	37,370,639
108,100	Lam Research Corporation	67,753,837
E V E N T I D E	15

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	SEMICONDUCTORS - 6.4% (Continued)
397,403	Lattice Semiconductor Corporation[1]	$34,148,840
90,818	Monolithic Power Systems, Inc.	41,957,916
		221,848,772
	SOFTWARE - 26.8%
159,261	BILL Holdings, Inc.[1]	17,290,967
475,426	Crowdstrike Holdings, Inc., Class A1	79,576,804
684,058	Datadog, Inc., Class A1	62,310,843
5,186,803	Dlocal Ltd./Uruguay[1]	99,431,013
1,800,728	DoubleVerify Holdings, Inc.[1]	50,330,348
1,339,339	Evolent Health, Inc., Class A1	36,470,201
664,271	Five9, Inc.[1]	42,712,625
3,777,381	Flywire Corporation[1]	120,460,680
2,363,795	Global-e Online Ltd.[1]	93,937,213
135,642	HubSpot, Inc.[1]	66,803,685
184,930	Monday.com Ltd.[1]	29,444,555
405,636	Palo Alto Networks, Inc.[1]	95,097,303
159,400	Roper Technologies, Inc.	77,194,232
938,204	Sprout Social, Inc., Class A1	46,797,616
15,909	Synopsys, Inc.[1]	7,301,754
89,331	Workday, Inc., Class A1	19,192,765
		944,352,604
	SPECIALTY REIT - 0.8%
1,377,403	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,200,944

	TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
4,004,504	Xometry, Inc.[1,3]	67,996,478

	TECHNOLOGY SERVICES - 1.4%
2,713,940	Toast, Inc., Class A1	50,832,096

	TRANSPORTATION & LOGISTICS - 4.8%
220,000	GXO Logistics, Inc.[1]	12,903,000
378,000	Old Dominion Freight Line, Inc.	154,654,920
		167,557,920
E V E N T I D E	16

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares				Fair Value
	COMMON STOCKS — 95.2% (Continued)
	WHOLESALE - DISCRETIONARY - 2.4%
237,000	Pool Corporation			$84,395,700

	TOTAL COMMON STOCKS (Cost $2,386,189,127)			3,348,159,022

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR[1,4,5,6,7]			3,365,186

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			3,365,186

Shares				Fair Value
	PRIVATE INVESTMENTS — 0.8%
	BIOTECH & PHARMA — 0.2%
228,572	Mirum Pharmaceuticals, Inc. PIPE[1,3,4,7]			7,222,875

	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,881,322	Beta Bionic, Inc. Series B1,3,4,5,6,7			10,046,259
665,474	Beta Bionics, Inc. Series B2[1,3,4,5,6,7]			3,613,525
964,052	Beta Bionics, Inc. Series C1,3,4,5,6,7			4,993,787
714,286	Beta Bionics, Inc. Series D1,3,4,5,6,7			3,935,716
				22,589,287
	TOTAL PRIVATE INVESTMENTS (Cost $49,399,915)			29,812,162

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.5%
	ASSET MANAGEMENT — 1.5%
12,000,000	Calvert Impact Capital, Inc.[4]	1.0000	11/15/23	12,001,800
12,000,000	Calvert Impact Capital, Inc.[4]	1.5000	11/15/24	12,000,000
7,000,000	Vision Fund International[4,5,6,7]	2.6110	11/30/23	7,000,000
5,000,000	Vision Fund International[4,5,6,7]	4.7400	05/16/25	5,000,000
E V E N T I D E	17

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.5% (Continued)
	ASSET MANAGEMENT — 1.5% (Continued)
5,000,000	Vision Fund International[4,5,6,7]	5.9030	09/19/25	$5,000,000
5,000,000	Vision Fund International[4,5,6,7]	3.1500	12/15/25	5,000,000
5,000,000	Vision Fund International[4,5,6,7]	3.2230	12/15/26	5,000,000
				51,001,800
	TOTAL CORPORATE BONDS (Cost $51,000,000)			51,001,800

Shares				Fair Value
	WARRANT — 0.1%
	MEDICAL EQUIPMENT & DEVICES - 0.1%
241,013	Beta Bionics, Inc. Series C Warrant[1,3,4,5,6,7]			1,274,959
500,000	Beta Bionics, Inc. Series D Warrant[1,3,4,5,6,7]			2,020,000
				3,294,959

	TOTAL WARRANT (Cost $–)			3,294,959

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
34,558,109	Fidelity Government Portfolio, Class I, 5.23% (Cost $34,558,109)[8]			34,558,109

	TOTAL INVESTMENTS - 98.7% (Cost $2,521,147,151)			$3,470,191,238
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%			44,241,586
	NET ASSETS - 100.0%			$3,514,432,824

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

L.P.	- Limited Partnership

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PIPE	- Private Investment in Public Equity

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

1.	Non-income producing security.

2.	Percentage rounds to less than 0.1%.

3.	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

4.	Illiquid security. The total fair value of these securities as of September 30, 2023 was $87,474,107, representing 2.5% of net assets.

5.	The value of this security has been determined in good faith under policies of the Board of Trustees.

6.	Private investment.

7.	Restricted security.

8.	Rate disclosed is the seven day effective yield as of September 30, 2023.
E V E N T I D E	18

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 89.1%
	BIOTECH & PHARMA - 70.5%
513,876	Akero Therapeutics, Inc.[1]	$25,991,848
1,116,837	Amylyx Pharmaceuticals, Inc.[1]	20,449,285
427,000	AnaptysBio, Inc.[1]	7,668,920
240,000	Arcus Biosciences, Inc.[1]	4,308,000
2,695,000	Ardelyx, Inc.[1]	10,995,600
129,018	Argenx S.E. - ADR[1]	63,429,119
217,000	Ascendis Pharma A/S - ADR[1]	20,319,880
3,024,905	Aura Biosciences, Inc.[1,2]	27,133,398
346,712	Axsome Therapeutics, Inc.[1]	24,231,702
261,360	Beam Therapeutics, Inc.[1]	6,285,708
1,970,000	BioCryst Pharmaceuticals, Inc.[1]	13,947,600
164,299	BioMarin Pharmaceutical, Inc.[1]	14,537,176
438,500	Blueprint Medicines Corporation[1]	22,021,470
579,414	Bridgebio Pharma, Inc.[1]	15,279,147
1,600,000	Celldex Therapeutics, Inc.[1]	44,032,000
490,000	Cerevel Therapeutics Holdings, Inc.[1]	10,696,700
2,150,000	Cogent Biosciences, Inc.[1]	20,962,500
1,285,217	Collegium Pharmaceutical, Inc.[1]	28,724,600
1,018,782	Crinetics Pharmaceuticals, Inc.[1]	30,298,577
556,000	Cytokinetics, Inc.[1]	16,379,760
621,850	Denali Therapeutics, Inc.[1]	12,828,766
1,425,000	Dynavax Technologies Corporation[1]	21,047,250
1,108,502	Guardant Health, Inc.[1]	32,855,999
148,798	Horizon Therapeutics plc[1]	17,214,441
E V E N T I D E	19

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	BIOTECH & PHARMA - 70.5% (Continued)
335,000	Ideaya Biosciences, Inc.[1]	$9,038,300
1,300,000	ImmunoGen, Inc.[1]	20,631,000
434,026	Inhibrx, Inc.[1]	7,964,377
3,125,000	Inozyme Pharma, Inc.[1,2]	13,125,000
635,185	Insmed, Inc.[1]	16,038,421
372,665	Intellia Therapeutics, Inc.[1]	11,783,667
339,840	Karuna Therapeutics, Inc.[1]	57,463,546
580,000	Keros Therapeutics, Inc.[1]	18,490,400
4,529,997	Marinus Pharmaceuticals, Inc.[1,2]	36,466,476
600,000	Mirati Therapeutics, Inc.[1]	26,136,000
2,176,686	Mirum Pharmaceuticals, Inc.[1,2]	68,783,278
135,000	Neurocrine Biosciences, Inc.[1]	15,187,500
320,000	Protagonist Therapeutics, Inc.[1]	5,337,600
445,155	Prothena Corporation plc[1]	21,478,729
2,078,142	Reneo Pharmaceuticals, Inc.[1,2]	15,825,051
361,000	REVOLUTION Medicines, Inc.[1]	9,992,480
898,000	Rocket Pharmaceuticals, Inc.[1]	18,400,020
1,690,300	Roivant Sciences Ltd.[1]	19,742,704
122,643	Sarepta Therapeutics, Inc.[1]	14,866,784
214,000	TransMedics Group, Inc.[1]	11,716,500
250,000	Turnstone Biologics Corporation[1]	985,000
359,000	Ultragenyx Pharmaceutical, Inc.[1]	12,798,350
393,000	Vaxcyte, Inc.[1]	20,035,140
850,000	Verona Pharma plc - ADR[1]	13,855,000
750,000	Viking Therapeutics, Inc.[1]	8,302,500
413,906	Xenon Pharmaceuticals, Inc.[1]	14,139,029
4,935,000	Zentalis Pharmaceuticals, Inc.[1,2]	98,996,099
		1,099,218,397
	MEDICAL EQUIPMENT & DEVICES - 14.1%
1,430,995	908 Devices, Inc.[1]	9,530,427
846,665	Exact Sciences Corporation[1]	57,759,485
512,914	Inari Medical, Inc.[1]	33,544,576
125,090	Inspire Medical Systems, Inc.[1]	24,822,860
239,135	iRhythm Technologies, Inc.[1]	22,540,865
E V E N T I D E	20

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 14.1% (Continued)
119,000	Repligen Corporation[1]	$18,922,190
181,380	Shockwave Medical, Inc.[1]	36,112,758
732,000	Veracyte, Inc.[1]	16,345,560
		219,578,721
	SOFTWARE - 4.5%
1,298,805	Evolent Health, Inc., Class A1	35,366,461
1,000,000	Privia Health Group, Inc.[1]	23,000,000
735,705	R1 RCM, Inc.[1]	11,087,074
		69,453,535

	TOTAL COMMON STOCKS (Cost $1,297,899,500)	1,388,250,653

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR[1,3,4,5,6]	1,291,743

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,291,743

Shares		Fair Value
	PRIVATE INVESTMENTS — 8.2%
	BIOTECH & PHARMA — 7.3%
4,643,043	Arch Oncology, Inc. Series C1[1,3,4,5,6]	128,798
20,482,289	Avalyn Pharma, Inc. Series C1[1,3,4,5,6]	15,000,000
295,276	BioSplice Therapeutics, Inc. Series B-1[1,3,4,5,6]	1,470,474
137,513	Bridgebio Pharma, Inc. PIPE [1,3,6,7]	3,626,218
5,000,000	Casma Therapeutics, Inc. Series B1[1,2,3,4,5,6]	2,300,000
5,000,000	Casma Therapeutics, Inc. Series B2[1,2,3,4,5,6]	2,300,000
1,820,413	Casma Therapeutics, Inc. Series C1[1,2,3,4,5,6]	837,390
1,219,013	Casma Therapeutics, Inc. Series C2[1,2,3,4,5,6]	560,746
1,097,561	Flare Therapeutics, Inc. Series A1,3,4,5,6	1,320,366
902,439	Flare Therapeutics, Inc. Series A2[1,3,4,5,6]	1,085,634
1,952,962	Flare Therapeutics, Inc. Series B1,3,4,5,6	2,349,413
E V E N T I D E	21

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares				Fair Value
	PRIVATE INVESTMENTS — 8.2% (Continued)
	BIOTECH & PHARMA — 7.3% (Continued)
928,098	Freenome Holdings, Inc. Series D1,3,4,5,6			$5,060,918
3,597,122	Frequency Therapeutics, Inc. PIPE[1,2,3,4,5,6]			9,999,999
5,000,000	Goldfinch Biopharma, Inc. Series A1,2,3,4,5,6			—
8,474,576	Goldfinch Biopharma, Inc. Series B1,2,3,4,5,6			—
4,237,288	Goldfinch Biopharma, Inc. Series B2[1,2,3,4,5,6]			—
763,319	Kojin Therapeutics, Inc. Series A-1[1,3,4,5,6]			1,499,922
763,319	Kojin Therapeutics, Inc. Series A-2[1,3,4,5,6]			1,499,922
3,831,418	Korro Bio, Inc. Series B1[1,2,3,4,5,6]			10,651,343
3,597,122	Korro Bio, Inc. Series B2[1,2,3,4,5,6]			9,999,999
8,718,446	LEXEO Therapeutics Series B1,2,3,4,5,6			14,999,999
686,724	Metagenomi Technologies, LLC Series B1,3,4,5,6			9,660,833
98,875	Metagenomi Technologies, LLC Series B-1[1,3,4,5,6]			1,390,974
152,381	Mirum Pharmaceuticals, Inc. PIPE[1,2,3,6]			4,815,240
1,017,770	Prometheus Laboratories, Inc.[1,2,3,4,5,6]			702,261
1,489,958	Shoreline Biosciences Series B1,3,4,5,6			10,295,610
458,317	Turnstone Biologics, Inc. Series D1,3,4,5,6			1,805,769
				113,361,828
	MEDICAL EQUIPMENT & DEVICES — 0.9%
940,661	Beta Bionic, Inc. Series B1,2,3,4,5,6			5,023,128
809,361	Beta Bionics, Inc. Series B2[1,2,3,4,5,6]			4,394,828
482,026	Beta Bionics, Inc. Series C1,2,3,4,5,6			2,496,894
476,190	Beta Bionics, Inc. Series D1,2,3,4,5,6			2,623,807
				14,538,657
	TOTAL PRIVATE INVESTMENTS (Cost $195,043,656)			127,900,485

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.2%
	BIOTECH & PHARMA — 0.2%
2,500,000	Biosplice Therapeutics, Inc. Series C PIK[3,4,5,6]	10.5000	03/12/25	2,818,000

	TOTAL CONVERTIBLE BONDS (Cost $2,500,000)			2,818,000
E V E N T I D E	22

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	WARRANT — 0.1%
	BIOTECH & PHARMA - 0.0% [8]
72,799	Biosplice Therapeutics, Inc. Series C Warrant[1,3,4,5,6]	$71,343

	MEDICAL EQUIPMENT & DEVICES - 0.1%
120,500	Beta Bionics, Inc. Series C Warrant[1,2,3,4,5,6]	637,445
333,333	Beta Bionics, Inc. Series D Warrant[1,2,3,4,5,6]	1,346,665
		1,984,110

	TOTAL WARRANT (Cost $–)	2,055,453

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
3,264,665	Fidelity Government Portfolio, Class I, 5.23% (Cost $3,264,665)[9]	3,264,665

	TOTAL INVESTMENTS - 97.9% (Cost $1,498,707,821)	$1,525,580,999
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	33,485,359
	NET ASSETS - 100.0%	$1,559,066,358

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

LLC	- Limited Liability Company

LTD	- Limited Company

PIK	- Payment in Kind

PIPE	- Private Investment in Public Equity

PLC	- Public Limited Company

1.	Non-income producing security.

2.	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

3.	Illiquid security. The total fair value of these securities as of September 30, 2023 was $134,065,681, representing 8.6% of net assets.

4.	The value of this security has been determined in good faith under policies of the Board of Trustees.

5.	Private investment.

6.	Restricted security.

7.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is 3,626,218 or 0.2% of net assets.

8.	Percentage rounds to less than 0.1%.

9.	Rate disclosed is the seven day effective yield as of September 30, 2023.

E V E N T I D E	23

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Large Cap Focus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.1%
	ADVERTISING & MARKETING - 3.0%
7,597	Trade Desk, Inc. (The), Class A1	$593,706

	AUTOMOTIVE - 3.0%
6,077	Aptiv PLC[1]	599,131

	BIOTECH & PHARMA - 3.9%
812	Argenx S.E. - ADR[1]	399,204
2,224	Zoetis, Inc.	386,932
		786,136
	CHEMICALS - 6.6%
1,829	New Linde plc	681,029
2,507	Sherwin-Williams Company (The)	639,410
		1,320,439
	COMMERCIAL SUPPORT SERVICES - 2.4%
3,152	Waste Management, Inc.	480,491

	ELECTRICAL EQUIPMENT - 2.9%
2,893	Trane Technologies PLC	587,019

	MEDICAL EQUIPMENT & DEVICES - 13.9%
1,913	Align Technology, Inc.[1]	584,077
9,746	Edwards Lifesciences Corporation[1]	675,202
1,776	IDEXX Laboratories, Inc.[1]	776,591
1,324	Intuitive Surgical, Inc.[1]	386,992
341	Mettler-Toledo International, Inc.[1]	377,852
		2,800,714
	RETAIL - DISCRETIONARY - 5.9%
2,822	Lowe’s Companies, Inc.	586,524
673	O’Reilly Automotive, Inc.[1]	611,664
		1,198,188
	SEMICONDUCTORS - 12.8%
841	ASML Holding N.V.	495,063
869	KLA Corporation	398,576
946	Lam Research Corporation	592,924
E V E N T I D E	24

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Large Cap Focus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	SEMICONDUCTORS - 12.8% (Continued)
1,139	NVIDIA Corporation	$495,454
6,811	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	591,876
		2,573,893
	SOFTWARE - 33.6%
299	Constellation Software, Inc.	616,939
3,617	Crowdstrike Holdings, Inc., Class A1	605,413
6,720	Datadog, Inc., Class A1	612,125
5,021	Palo Alto Networks, Inc.[1]	1,177,123
796	Roper Technologies, Inc.	385,487
1,443	ServiceNow, Inc.[1]	806,579
13,305	Shopify, Inc., Class A1	726,054
2,164	Synopsys, Inc.[1]	993,211
3,977	Workday, Inc., Class A1	854,458
		6,777,389
	TECHNOLOGY SERVICES - 4.1%
2,262	S&P Global, Inc.	826,557

	TRANSPORTATION & LOGISTICS - 3.0%
1,460	Old Dominion Freight Line, Inc.	597,344

	TOTAL COMMON STOCKS (Cost $18,270,581)	19,141,007

Shares		Fair Value
	WARRANT — 0.0%[2]
	SOFTWARE - 0.0% [2]
252	Constellation Software, Inc. (Canada) [1,3,4]	—

	TOTAL WARRANT (Cost $–)	—
E V E N T I D E	25

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Large Cap Focus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.8%
	MONEY MARKET FUNDS - 10.8%
2,167,234	First American Government Obligations Fund, Class U, 5.28% (Cost $2,167,234)[5]	$2,167,234

	TOTAL INVESTMENTS - 105.9% (Cost $20,437,815)	$21,308,241
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.9)%	(1,190,832)
	NET ASSETS - 100.0%	$20,117,409

1.	Non-income producing security.

2.	Percentage rounds to less than 0.1%.

3.	Illiquid security. The total fair value of these securities as of September 30, 2023 was $0, representing 0.0% of net assets.

4.	The value of this security has been determined in good faith under policies of the Board of Trustees.

5.	Rate disclosed is the seven day effective yield as of September 30, 2023.
E V E N T I D E	26

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.3%
	AUTO LOAN — 3.5%
2,600,000	CarMax Auto Owner Trust Series 2020-4 C	1.3000	08/17/26	$2,444,410
1,000,000	CarMax Auto Owner Trust Series 2021-2 C	1.3400	02/16/27	920,543
1,500,000	CarMax Auto Owner Trust Series 2021-2 D	1.5500	10/15/27	1,374,792
				4,739,745
	OTHER ABS — 1.8%
2,450,000	PFS Financing Corporation Series 2020-G A1	0.9700	02/15/26	2,405,292

	TOTAL ASSET BACKED SECURITIES (Cost $7,568,817)			7,145,037

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.1%
	AUTOMOTIVE — 1.1%
1,500,000	Honda Motor Company Ltd.		2.2710	03/10/25	1,430,089

	BANKING — 6.7%
3,000,000	Bank of America Corporation Series N2	TSFR3M + 1.132%	2.4560	10/22/25	2,882,180
2,000,000	National Bank of Canada[2]	H15T1Y + 0.400%	0.5500	11/15/24	1,985,255
3,000,000	Royal Bank of Canada		1.1500	07/14/26	2,654,201
1,450,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	1,373,342
					8,894,978
	BIOTECH & PHARMA — 1.4%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,880,806

	CONSTRUCTION MATERIALS — 0.9%
1,350,000	Advanced Drainage Systems, Inc.[1]		5.0000	09/30/27	1,266,564

	ELEC & GAS MARKETING & TRADING — 1.0%
1,500,000	Southern Power Company		0.9000	01/15/26	1,345,316

	ELECTRIC UTILITIES — 13.4%
1,550,000	AES Corporation (The)		1.3750	01/15/26	1,381,166
2,300,000	Avangrid, Inc.		3.1500	12/01/24	2,218,506
2,720,000	CenterPoint Energy, Inc.[2]	SOFRRATE + 0.650%	5.9720	05/13/24	2,719,747
E V E N T I D E	27

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.1% (Continued)
	ELECTRIC UTILITIES — 13.4% (Continued)
2,250,000	CMS Energy Corporation		3.8750	03/01/24	$2,230,122
2,500,000	Duke Energy Florida, LLC		2.5000	12/01/29	2,122,261
1,275,000	Georgia Power Company		3.2500	04/01/26	1,203,821
3,000,000	MidAmerican Energy Company		3.1000	05/01/27	2,780,524
1,000,000	National Rural Utilities Cooperative Finance		3.4000	11/15/23	997,446
2,250,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	2,179,701
					17,833,294
	ELECTRICAL EQUIPMENT — 1.3%
1,700,000	Lennox International, Inc.		5.5000	09/15/28	1,669,461

	ENGINEERING & CONSTRUCTION — 3.1%
1,175,000	Installed Building Products, Inc.[1]		5.7500	02/01/28	1,083,041
1,600,000	MasTec, Inc.[1]		4.5000	08/15/28	1,440,474
1,750,000	Quanta Services, Inc.		0.9500	10/01/24	1,656,040
					4,179,555
	FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
1,375,000	Louisiana-Pacific Corporation[1]		3.6250	03/15/29	1,159,964

	HOME & OFFICE PRODUCTS — 0.8%
1,250,000	Tempur Sealy International, Inc.[1]		4.0000	04/15/29	1,044,507

	HOME CONSTRUCTION — 1.6%
1,375,000	M/I Homes, Inc.		4.9500	02/01/28	1,240,896
1,000,000	Patrick Industries, Inc.[1]		7.5000	10/15/27	958,565
					2,199,461
	INDUSTRIAL SUPPORT SERVICES — 1.0%
1,450,000	United Rentals North America, Inc.		3.8750	11/15/27	1,314,895

	INSTITUTIONAL FINANCIAL SERVICES — 3.7%
3,000,000	Morgan Stanley[2]	SOFRRATE + 0.745%	0.8640	10/21/25	2,827,721
2,200,000	Nasdaq, Inc.		5.3500	06/28/28	2,161,413
					4,989,134
E V E N T I D E	28

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.1% (Continued)
	INSURANCE — 4.7%
3,000,000	Aflac, Inc.		1.1250	03/15/26	$2,692,245
2,300,000	Brown & Brown, Inc.		4.2000	09/15/24	2,259,113
1,425,000	Pacific Life Global Funding II1		1.3750	04/14/26	1,276,886
					6,228,244
	MACHINERY — 2.4%
1,500,000	Mueller Water Products, Inc.[1]		4.0000	06/15/29	1,307,978
2,250,000	Xylem, Inc./NY		1.9500	01/30/28	1,940,421
					3,248,399
	OIL & GAS PRODUCERS — 2.5%
1,650,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,497,260
2,150,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,910,057
					3,407,317
	REAL ESTATE INVESTMENT TRUSTS — 7.1%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,598,886
1,750,000	American Tower Corporation		3.3750	05/15/24	1,722,281
1,400,000	HAT Holdings I, LLC/HAT Holdings II, LLC[1]		3.3750	06/15/26	1,245,871
2,700,000	Public Storage[2]	SOFRRATE + 0.470%	5.7750	04/23/24	2,699,066
2,500,000	Welltower, Inc.		2.7000	02/15/27	2,275,479
					9,541,583
	RETAIL - DISCRETIONARY — 2.2%
700,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	628,503
2,500,000	AutoZone, Inc.		4.5000	02/01/28	2,399,431
					3,027,934
	SEMICONDUCTORS — 0.9%
1,450,000	Synaptics, Inc.[1]		4.0000	06/15/29	1,197,628

	SOFTWARE — 2.8%
2,000,000	Roper Technologies, Inc.		4.2000	09/15/28	1,882,587
2,000,000	Workday, Inc.		3.5000	04/01/27	1,866,802
					3,749,389

	TECHNOLOGY SERVICES — 1.4%
1,900,000	Verisk Analytics, Inc.		4.0000	06/15/25	1,844,149

E V E N T I D E	29

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.1% (Continued)
	WHOLESALE - CONSUMER STAPLES — 1.2%
1,000,000	Sysco Corporation		3.7500	10/01/25	$961,454
750,000	Sysco Corporation		2.4000	02/15/30	618,374
					1,579,828
	TOTAL CORPORATE BONDS (Cost $88,151,192)				83,032,495

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.4%
	COMBINED UTILITIES — 1.1%
1,525,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,549,064

	COUNTY — 0.8%
1,115,000	City & County of Honolulu, HI	2.5180	10/01/26	1,037,179

	MISCELLANEOUS TAX — 1.5%
2,050,000	Commonwealth of Massachusetts	3.6390	07/15/24	2,021,166

	MULTI-FAMILY HOUSING — 0.8%
250,000	Maine State Housing Authority	0.3000	11/15/23	248,834
500,000	New York City Housing Development Corporation	1.9300	02/01/25	472,865
100,000	New York State Housing Finance Agency	0.5000	05/01/24	97,799
250,000	New York State Housing Finance Agency	2.2000	11/01/24	240,077
				1,059,575
	SINGLE-FAMILY HOUSING — 0.1%
45,000	Maryland Community Development Administration	3.2420	09/01/48	43,826
45,000	Massachusetts Housing Finance Agency	4.0000	06/01/39	44,340
				88,166
	STATE — 0.8%
300,000	State of Oregon	0.7950	05/01/24	292,028
500,000	State of Oregon	0.8120	11/01/24	476,233
300,000	State of Oregon	0.8950	05/01/25	280,228
				1,048,489
	WATER AND SEWER — 1.3%
2,000,000	Boston Water & Sewer Commission	0.9650	11/01/25	1,831,899
E V E N T I D E	30

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.4% (Continued)

	TOTAL MUNICIPAL BONDS (Cost $9,131,621)			8,635,538

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 23.4%
	AGENCY FIXED RATE — 1.8%
1,374,154	Freddie Mac Pool RD5050		2.0000	02/01/31	$1,225,274
1,258,706	Ginnie Mae II Pool MA7107		2.5000	01/20/36	1,110,220
					2,335,494
	AGENCY HYBRID ARMS — 0.0%[3]
6,310	Ginnie Mae II Pool 82903[2]	H15T1Y + 1.500%	2.6250	08/20/41	6,156

	ARMS — 0.0%[3]
1,740	Fannie Mae Pool 791573[2]	H15T1Y + 2.170%	6.1700	08/01/34	1,726
30	Freddie Mac Non Gold Pool 845590[2]	H15T1Y + 2.159%	4.2500	01/01/24	30
29	Freddie Mac Non Gold Pool 845965[2]	H15T1Y + 2.421%	4.3650	01/01/24	29
77	Ginnie Mae II Pool 8375[2]	H15T1Y + 1.500%	3.6250	02/20/24	76
90	Ginnie Mae II Pool 8395[2]	H15T1Y + 1.500%	3.6250	03/20/24	89
38	Ginnie Mae II Pool 8410[2]	H15T1Y + 1.500%	3.8750	04/20/24	38
151	Ginnie Mae II Pool 8421[2]	H15T1Y + 1.500%	3.8750	05/20/24	151
217	Ginnie Mae II Pool 8502[2]	H15T1Y + 1.500%	2.6250	09/20/24	215
368	Ginnie Mae II Pool 8503[2]	H15T1Y + 1.500%	2.6250	09/20/24	364
297	Ginnie Mae II Pool 8565[2]	H15T1Y + 1.500%	3.0000	12/20/24	293
787	Ginnie Mae II Pool 8567[2]	H15T1Y + 1.500%	3.5000	12/20/24	778
1,780	Ginnie Mae II Pool 8595[2]	H15T1Y + 1.500%	3.6250	02/20/25	1,750
480	Ginnie Mae II Pool 8660[2]	H15T1Y + 1.500%	2.6250	07/20/25	473
12,058	Ginnie Mae II Pool 80569[2]	H15T1Y + 1.500%	3.6250	01/20/32	11,923
1,578	Ginnie Mae II Pool 80659[2]	H15T1Y + 1.500%	2.7500	12/20/32	1,525
					19,460
	GOVERNMENT OWNED, NO GUARANTEE — 5.0%
1,000,000	Federal Home Loan Mortgage Corporation		5.8500	08/23/27	1,000,076
1,250,000	Federal Home Loan Mortgage Corporation		5.0000	09/18/28	1,235,419
1,500,000	Federal Home Loan Mortgage Corporation		6.0000	09/28/28	1,498,153
E V E N T I D E	31

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 23.4% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 5.0% (Continued)
3,000,000	Federal National Mortgage Association		4.1250	08/28/25	$2,929,395
					6,663,043
	GOVERNMENT SPONSORED — 16.6%
3,000,000	Federal Farm Credit Banks Funding Corporation		3.6250	03/06/24	2,974,872
3,000,000	Federal Farm Credit Banks Funding Corporation		4.3400	09/19/24	2,963,907
2,500,000	Federal Farm Credit Banks Funding Corporation		4.5000	01/10/25	2,471,732
1,500,000	Federal Farm Credit Banks Funding Corporation		4.0000	01/13/26	1,467,886
3,000,000	Federal Farm Credit Banks Funding Corporation		2.9200	04/29/26	2,834,762
1,500,000	Federal Farm Credit Banks Funding Corporation		5.3000	10/19/26	1,479,611
1,000,000	Federal Farm Credit Banks Funding Corporation		3.8750	02/14/28	964,860
1,000,000	Federal Farm Credit Banks Funding Corporation		4.3750	03/10/28	984,126
1,000,000	Federal Farm Credit Banks Funding Corporation		3.5000	04/12/28	948,494
1,250,000	Federal Farm Credit Banks Funding Corporation		3.6250	07/24/28	1,188,345
1,600,000	Federal Farm Credit Banks Funding Corporation		4.5000	03/09/29	1,572,407
1,000,000	Federal Home Loan Mortgage Corporation		5.2000	05/17/24	997,068
1,500,000	Federal Home Loan Mortgage Corporation		5.2500	12/09/24	1,490,688
					22,338,758
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $32,263,148)				31,362,911

	TOTAL INVESTMENTS - 97.2% (Cost $137,114,778)				$130,175,981
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.8%				3,787,424
	NET ASSETS - 100.0%				$133,963,405

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

1.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is 14,386,770 or 10.7% of net assets.

2.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

3.	Percentage rounds to less than 0.1%.
E V E N T I D E	32

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 47.1%
	AUTOMOTIVE - 0.3%
8,447	Autoliv, Inc.	$814,967

	BIOTECH & PHARMA - 1.0%
115,128	Royalty Pharma plc, Class A	3,124,574

	CHEMICALS - 1.6%
20,905	Sherwin-Williams Company (The)	5,331,820

	DATA CENTER REIT - 0.7%
3,283	Equinix, Inc.	2,384,312

	DIVERSIFIED INDUSTRIALS - 1.5%
74,041	Pentair PLC	4,794,155

	ELECTRIC UTILITIES - 1.5%
74,956	CMS Energy Corporation	3,980,913
24,994	Vistra Corporation	829,301
		4,810,214
	ELECTRICAL EQUIPMENT - 5.3%
176,624	nVent Electric PLC	9,359,305
38,624	Trane Technologies PLC	7,837,196
		17,196,501
	HEALTH CARE FACILITIES & SERVICES - 0.7%
32,084	Encompass Health Corporation	2,154,761

	HOME CONSTRUCTION - 0.9%
26,001	DR Horton, Inc.	2,794,327

	INDUSTRIAL REIT - 1.2%
14,554	EastGroup Properties, Inc.	2,423,677
14,467	Prologis, Inc.	1,623,342
		4,047,019
E V E N T I D E	33

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 47.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.5%
29,000	Ferguson PLC	$4,769,630

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
32,263	Houlihan Lokey, Inc.	3,456,013

	INSURANCE - 1.9%
27,291	Arthur J Gallagher & Company	6,220,437

	MACHINERY - 0.5%
7,926	IDEX Corporation	1,648,767

	MEDICAL EQUIPMENT & DEVICES - 2.7%
41,056	Bruker Corporation	2,557,789
1,174	Mettler-Toledo International, Inc.[1]	1,300,874
22,592	STERIS plc	4,957,137
		8,815,800
	OIL & GAS PRODUCERS - 7.0%
36,866	Diamondback Energy, Inc.	5,709,806
68,614	EQT Corporation	2,784,356
6,938	Pioneer Natural Resources Company	1,592,618
79,572	Targa Resources Corporation	6,820,911
174,037	Williams Companies, Inc. (The)	5,863,307
		22,770,998
	RESIDENTIAL REIT - 0.4%
18,062	Equity LifeStyle Properties, Inc.	1,150,730

	RETAIL - DISCRETIONARY - 2.7%
15,407	Lithia Motors, Inc.	4,550,149
21,846	Lowe’s Companies, Inc.	4,540,473
		9,090,622
	SEMICONDUCTORS - 2.3%
13,780	Entegris, Inc.	1,294,080
13,611	KLA Corporation	6,242,821
		7,536,901
E V E N T I D E	34

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Shares				Fair Value
	COMMON STOCKS — 47.1% (Continued)
	SOFTWARE - 5.5%
21,268	Palo Alto Networks, Inc.[1]			$4,986,070
16,726	Roper Technologies, Inc.			8,100,068
9,201	Synopsys, Inc.[1]			4,222,983
				17,309,121
	TECHNOLOGY SERVICES - 3.5%
38,016	CDW Corporation			7,670,109
6,940	MSCI, Inc.			3,560,775
				11,230,884
	TRANSPORTATION & LOGISTICS - 1.9%
14,994	Old Dominion Freight Line, Inc.			6,134,645

	WHOLESALE - CONSUMER STAPLES - 0.6%
29,387	Sysco Corporation			1,941,011

	WHOLESALE - DISCRETIONARY - 0.8%
7,131	Pool Corporation			2,539,349

	TOTAL COMMON STOCKS (Cost $127,263,739)			152,067,558

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.6%
	AUTO LOAN — 1.1%
3,150,000	CarMax Auto Owner Trust Series 2020-4 C	1.3000	08/17/26	2,961,497
750,000	CarMax Auto Owner Trust Series 2021-2 C	1.3400	02/16/27	690,407
				3,651,904
	OTHER ABS — 0.5%
1,700,000	PFS Financing Corporation Series 2020-G A2	0.9700	02/15/26	1,668,978

	TOTAL ASSET BACKED SECURITIES (Cost $5,616,905)			5,320,882
E V E N T I D E	35

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG01 A10	2.9390	04/25/29	$895,529
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG02 A2	2.4120	08/25/29	863,166
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,036,498)			1,758,695

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.8%
	BIOTECH & PHARMA — 0.4%
950,000	Mirum Pharmaceuticals, Inc.[2]	4.0000	05/01/29	1,204,719

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.4%
2,100,000	Xometry, Inc.	1.0000	02/01/27	1,530,948

	TOTAL CONVERTIBLE BONDS (Cost $2,662,272)			2,735,667

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8%
	ASSET MANAGEMENT — 1.2%
3,800,000	Vision Fund International[3,4,5,6]		3.7250	02/24/25	3,800,000

	AUTOMOTIVE — 0.5%
2,025,000	Dana, Inc.		4.2500	09/01/30	1,627,695

	BANKING — 2.5%
3,725,000	Bank of America Corporation Series N7	TSFR3M + 1.132%	2.4560	10/22/25	3,578,707
2,800,000	National Bank of Canada[7]	H15T1Y + 0.400%	0.5500	11/15/24	2,779,358
1,865,000	Royal Bank of Canada		1.1500	07/14/26	1,650,028
					8,008,093
	CONSTRUCTION MATERIALS — 0.3%
1,300,000	Advanced Drainage Systems, Inc.[2]		5.0000	09/30/27	1,219,655

E V E N T I D E	36

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8% (Continued)
	CONTAINERS & PACKAGING — 0.3%
1,000,000	TriMas Corporation[2]		4.1250	04/15/29	$858,270

	ELEC & GAS MARKETING & TRADING — 0.6%
2,250,000	Southern Power Company		0.9000	01/15/26	2,017,974

	ELECTRIC UTILITIES — 6.2%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,100,477
1,850,000	Avangrid, Inc.		3.1500	12/01/24	1,784,450
3,266,000	CenterPoint Energy, Inc.[7]	SOFRRATE + 0.650%	5.9720	05/13/24	3,265,697
3,000,000	Dominion Energy, Inc.		2.2500	08/15/31	2,323,573
1,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	848,905
1,225,000	MidAmerican Energy Company		3.1000	05/01/27	1,135,381
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,549,161
3,850,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,260,972
1,250,000	Tucson Electric Power Company		1.5000	08/01/30	951,633
3,303,000	Wisconsin Power and Light Company		1.9500	09/16/31	2,512,978
					19,733,227

	ENGINEERING & CONSTRUCTION — 1.2%
1,435,000	Installed Building Products, Inc.[2]		5.7500	02/01/28	1,322,693
2,000,000	MasTec, Inc.[2]		4.5000	08/15/28	1,800,593
1,250,000	Quanta Services, Inc.		2.9000	10/01/30	1,020,153
					4,143,439
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
1,000,000	Louisiana-Pacific Corporation[2]		3.6250	03/15/29	843,610

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Tempur Sealy International, Inc.[2]		4.0000	04/15/29	1,596,006

	HOME CONSTRUCTION — 0.8%
1,750,000	M/I Homes, Inc.		3.9500	02/15/30	1,429,201
E V E N T I D E	37

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8% (Continued)
	HOME CONSTRUCTION — 0.8% (Continued)
1,000,000	Patrick Industries, Inc.[2]		7.5000	10/15/27	$958,565
					2,387,766
	INDUSTRIAL SUPPORT SERVICES — 0.5%
1,700,000	United Rentals North America, Inc.		4.8750	01/15/28	1,593,185

	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
3,875,000	Morgan Stanley[7]	SOFRRATE + 0.745%	0.8640	10/21/25	3,652,473

	INSURANCE — 0.8%
1,015,000	Aflac, Inc.		1.1250	03/15/26	910,876
2,000,000	Pacific Life Global Funding II2		1.3750	04/14/26	1,792,121
					2,702,997
	MACHINERY — 1.0%
1,750,000	Mueller Water Products, Inc.[2]		4.0000	06/15/29	1,525,975
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,617,017
					3,142,992
	OIL & GAS PRODUCERS — 0.8%
1,750,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,588,004
1,000,000	Diamondback Energy, Inc.		3.5000	12/01/29	888,398
					2,476,402
	REAL ESTATE INVESTMENT TRUSTS — 3.6%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,598,886
1,500,000	American Tower Corporation		4.0500	03/15/32	1,295,137
2,850,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,212,347
1,750,000	HAT Holdings I, LLC/HAT Holdings II, LLC[2]		3.3750	06/15/26	1,557,339
1,985,000	Prologis, L.P.		1.2500	10/15/30	1,483,604
2,210,000	Public Storage[7]	SOFRRATE + 0.470%	5.7750	04/23/24	2,209,235
1,500,000	Welltower, Inc.		2.7000	02/15/27	1,365,287
					11,721,835
	RETAIL - DISCRETIONARY — 0.5%
1,000,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	897,862
1,000,000	Builders FirstSource, Inc.[2]		4.2500	02/01/32	821,134
					1,718,996
E V E N T I D E	38

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8% (Continued)
	SEMICONDUCTORS — 1.6%
1,185,000	Amkor Technology, Inc.[2] 6.6250			09/15/27	$1,170,092
2,800,000	NXP BV/NXP Funding, LLC/NXP USA, Inc. 2.5000			05/11/31	2,188,351
1,925,000	Synaptics, Inc.[2] 4.0000			06/15/29	1,589,954
					4,948,397
	SOFTWARE — 0.6%
1,000,000	Roper Technologies, Inc. 4.2000			09/15/28	941,293
1,250,000	Workday, Inc. 3.8000			04/01/32	1,072,488
					2,013,781

	TECHNOLOGY SERVICES — 0.2%
750,000	Visa, Inc.		0.7500	08/15/27	641,374

	WHOLESALE - CONSUMER STAPLES — 0.7%
2,775,000	Sysco Corporation 2.4000			02/15/30	2,287,982

	TOTAL CORPORATE BONDS (Cost $94,338,345)				83,136,149

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.3%
	COMBINED UTILITIES — 0.5%
1,475,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,498,275

	COUNTY — 0.0%[8]
150,000	City & County of Honolulu, HI	2.5180	10/01/26	139,531

	MISCELLANEOUS TAX — 0.6%
2,050,000	Commonwealth of Massachusetts	3.6390	07/15/24	2,021,166

	MULTI-FAMILY HOUSING — 0.1%
500,000	New York City Housing Development Corporation	1.3500	11/01/26	458,799
100,000	New York State Housing Finance Agency	0.6500	05/01/25	94,294
				553,093
	RESOURCE RECOVERY — 0.0%[8]
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	94,621
E V E N T I D E	39

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.3% (Continued)
	SINGLE-FAMILY HOUSING — 0.2%
505,000	Texas Department of Housing & Community Affairs	0.4500	01/01/24	$500,047

	STATE — 0.3%
200,000	State of Oregon	0.8950	05/01/25	186,819
250,000	State of Oregon	1.1850	05/01/26	226,598
500,000	State of Oregon	1.3150	05/01/27	440,751
				854,168
	WATER AND SEWER — 0.6%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,475,593
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	176,091
				1,651,684
	TOTAL MUNICIPAL BONDS (Cost $8,256,881)			7,312,585

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.1%
	AGENCY FIXED RATE — 12.5%
234,614	Fannie Mae Pool MA2915	3.0000	02/01/27	226,227
884,471	Fannie Mae Pool MA4263	1.5000	02/01/31	795,755
926,677	Fannie Mae Pool MA4284	1.5000	03/01/31	833,864
641,440	Fannie Mae Pool FM3333	2.0000	06/01/35	554,544
477,978	Fannie Mae Pool MA4095	2.0000	08/01/35	413,240
434,429	Fannie Mae Pool BM5466	2.5000	10/01/43	354,543
419,251	Fannie Mae Pool BM5975	3.0000	12/01/45	359,122
362,669	Fannie Mae Pool MA2806	3.0000	11/01/46	308,142
378,676	Fannie Mae Pool BM5976	3.0000	02/01/47	324,440
917,394	Fannie Mae Pool BP5878	2.5000	06/01/50	735,404
1,314,725	Fannie Mae Pool MA4096	2.5000	08/01/50	1,053,519
1,511,728	Fannie Mae Pool MA4306	2.5000	04/01/51	1,205,971
1,520,225	Fannie Mae Pool MA4326	2.5000	05/01/51	1,215,874
1,735,770	Fannie Mae Pool MA4327	3.0000	05/01/51	1,443,048
1,824,028	Fannie Mae Pool MA4356	2.5000	06/01/51	1,455,651
2,218,229	Fannie Mae Pool MA4379	2.5000	07/01/51	1,772,520
3,535,976	Fannie Mae Pool CB2661	3.0000	01/01/52	2,945,414
E V E N T I D E	40

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.1% (Continued)
	AGENCY FIXED RATE — 12.5% (Continued)
3,407,077	Fannie Mae Pool MA4600	3.5000	05/01/52	$2,940,046
3,192,515	Fannie Mae Pool MA4625	3.5000	06/01/52	2,753,333
2,575,006	Fannie Mae Pool MA4655	4.0000	07/01/52	2,299,131
3,238,288	Fannie Mae Pool MA4916	4.0000	02/01/53	2,890,056
738,941	Freddie Mac Pool ZS9163	3.0000	09/01/33	665,359
652,848	Freddie Mac Pool ZS9382	3.0000	09/01/43	559,223
607,568	Freddie Mac Pool SD8089	2.5000	07/01/50	487,390
1,324,905	Freddie Mac Pool SD8122	2.5000	01/01/51	1,061,727
1,833,509	Freddie Mac Pool RA5696	2.5000	08/01/51	1,462,688
2,996,190	Freddie Mac Pool SD8214	3.5000	05/01/52	2,583,120
2,870,285	Freddie Mac Pool SD8238	4.5000	08/01/52	2,640,055
3,177,723	Freddie Mac Pool SD8288	5.0000	01/01/53	3,003,911
980,445	Freddie Mac Pool SD3026	5.0000	06/01/53	927,723
339,881	Ginnie Mae II Pool MA3375	3.0000	01/20/46	293,100
				40,564,140
	AGENCY MBS OTHER — 0.9%
3,108,603	Fannie Mae Pool MA4805	4.5000	11/01/52	2,859,021

	GOVERNMENT OWNED, NO GUARANTEE — 3.0%
1,250,000	Federal Home Loan Mortgage Corporation	0.8000	10/28/26	1,098,944
1,500,000	Federal Home Loan Mortgage Corporation	5.0000	09/18/28	1,482,502
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,768,672
4,350,000	Federal National Mortgage Association	0.8750	08/05/30	3,361,777
1,000,000	Federal National Mortgage Association	5.6250	07/15/37	1,068,222
				9,780,117
	GOVERNMENT SPONSORED — 3.7%
1,000,000	Federal Farm Credit Banks Funding Corporation	3.1250	04/26/30	897,169
1,250,000	Federal Farm Credit Banks Funding Corporation	1.7300	09/22/31	965,396
3,250,000	Federal Farm Credit Banks Funding Corporation	3.2500	07/28/32	2,840,778
1,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	926,487
2,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	03/03/33	1,898,516
2,500,000	Federal Home Loan Mortgage Corporation	5.2000	05/17/24	2,492,671
1,750,000	Federal Home Loan Mortgage Corporation	5.2500	12/09/24	1,739,136
E V E N T I D E	41

SCHEDULES OF INVESTMENTS	September 30, 2023
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.1% (Continued)
	GOVERNMENT SPONSORED — 3.7% (Continued)
				$11,760,153
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $73,702,162)			64,963,431

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%[8]
	MONEY MARKET FUNDS - 0.0% [8]
107,042	Fidelity Government Portfolio, Class I, 5.23% (Cost $107,042)[9]			107,042

	TOTAL INVESTMENTS - 98.2% (Cost $313,983,844)			$317,402,009
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%			5,780,677
	NET ASSETS - 100.0%			$323,182,686

LLC	- Limited Liability Company

L.P.	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

1.	Non-income producing security.

2.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is 19,929,704 or 6.2% of net assets.

3.	Illiquid security. The total fair value of these securities as of September 30, 2023 was $3,800,000, representing 1.2% of net assets.

4.	The value of this security has been determined in good faith under policies of the Board of Trustees.

5.	Private investment.

6.	Restricted security.

7.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

8.	Percentage rounds to less than 0.1%.

9.	Rate disclosed is the seven day effective yield as of September 30, 2023.
E V E N T I D E	42